RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS, Statement of Operations (Q3) (Details) - $ / shares		3 Months Ended				6 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended
		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020
Income Statement [Abstract]
Basic weighted average shares outstanding (in shares)	[1]								4,375,000
Diluted weighted average shares outstanding (in shares)	[1]								4,375,000
Basic net income (loss) per ordinary share (in dollars per share)									$ 0.00
Diluted net income (loss) per ordinary share (in dollars per share)									$ 0.00
Class A Ordinary Shares [Member]
Income Statement [Abstract]
Basic weighted average shares outstanding (in shares)		20,000,000	20,000,000	9,333,333	0	14,777,778	0	16,483,516
Diluted weighted average shares outstanding (in shares)		20,000,000	20,000,000	9,333,333	0	14,777,778	0	16,483,516
Basic net income (loss) per ordinary share (in dollars per share)		$ 0.34	$ 0.10	$ (0.15)	$ 0	$ 0.03	$ 0	$ 0.42
Diluted net income (loss) per ordinary share (in dollars per share)		$ 0.34	$ 0.10	$ (0.15)	$ 0	$ 0.03	$ 0	$ 0.42
Class B Ordinary Shares [Member]
Income Statement [Abstract]
Basic weighted average shares outstanding (in shares)		5,000,000	5,000,000	4,666,667	4,375,000	4,739,583	4,375,000	4,890,110
Diluted weighted average shares outstanding (in shares)		5,000,000	5,000,000	4,666,667	4,375,000	4,739,583	4,375,000	4,890,110
Basic net income (loss) per ordinary share (in dollars per share)		$ 0.34	$ 0.10	$ (0.15)	$ 0	$ 0.03	$ 0	$ 0.42
Diluted net income (loss) per ordinary share (in dollars per share)		$ 0.34	$ 0.10	$ (0.15)	$ 0	$ 0.03	$ 0	$ 0.42
As Previously Reported [Member] | Class A Ordinary Shares [Member]
Income Statement [Abstract]
Basic weighted average shares outstanding (in shares)			20,000,000	20,000,000		20,000,000
Diluted weighted average shares outstanding (in shares)			20,000,000	20,000,000		20,000,000
Basic net income (loss) per ordinary share (in dollars per share)			$ 0	$ 0		$ 0
Diluted net income (loss) per ordinary share (in dollars per share)			$ 0	$ 0		$ 0
As Previously Reported [Member] | Class B Ordinary Shares [Member]
Income Statement [Abstract]
Basic weighted average shares outstanding (in shares)			5,000,000	4,666,667		4,834,254
Diluted weighted average shares outstanding (in shares)			5,000,000	4,666,667		4,834,254
Basic net income (loss) per ordinary share (in dollars per share)			$ 0.51	$ (0.44)		$ 0.10
Diluted net income (loss) per ordinary share (in dollars per share)			$ 0.51	$ (0.44)		$ 0.10
Adjustment [Member] | Class A Ordinary Shares [Member]
Income Statement [Abstract]
Basic weighted average shares outstanding (in shares)			0	(10,666,667)		(5,222,222)
Diluted weighted average shares outstanding (in shares)			0	(10,666,667)		(5,222,222)
Basic net income (loss) per ordinary share (in dollars per share)			$ 0.10	$ (0.15)		$ 0.03
Diluted net income (loss) per ordinary share (in dollars per share)			$ 0.10	$ (0.15)		$ 0.03
Adjustment [Member] | Class B Ordinary Shares [Member]
Income Statement [Abstract]
Basic weighted average shares outstanding (in shares)			0	0		(94,671)
Diluted weighted average shares outstanding (in shares)			0	0		(94,671)
Basic net income (loss) per ordinary share (in dollars per share)			$ (0.41)	$ 0.29		$ (0.07)
Diluted net income (loss) per ordinary share (in dollars per share)			$ (0.41)	$ 0.29		$ (0.07)

[1]	Excludes an aggregate of up to 656,250 shares that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 4). On January 26, 2021, the Sponsor returned 1,437,500 Class B ordinary shares to the Company, which were canceled, and on February 11, 2021 the Company effected a share capitalization pursuant to which an additional 718,750 Founder Shares were issued resulting in an aggregate of 5,031,250 Class B ordinary shares outstanding (see Note 4). All share and per-share amounts have been retroactively restated to reflect the share cancellation.